Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
4. GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following table sets forth the changes in the Company's goodwill during the three-month period ended March 31, 2014 resulting from the acquisition by the Company of its operating subsidiaries.

The following table summarizes the Company's goodwill as of March 31, 2014 and December 31, 2013:

(dollar amounts in thousands)	Applications and Infrastructure	Professional Services	Cloud and Managed Services	Total
Balance at December 31, 2013	$6,596	$10,474	$-	$17,070

Acquisitions	-	-	17,174	17,174

Balance at March 31, 2014	$6,596	$10,474	$17,174	$34,244

Intangible Assets

The following table summarizes the Company's intangible assets as of March 31, 2014 and December 31, 2013:

	March 31, 2014				December 31, 2013
	Estimated	Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
(dollar amounts in thousands)	Life	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationships	10 yrs	$17,379	(1,387)	$15,992	$9,094	$(1,022)	$8,072
Non-compete agreements	2-3 yrs	1,336	(277)	1,059	571	(176)	395
URL's	Indefinite	10	-	10	10	-	10
Tradenames	Indefinite	9,544	-	9,544	4,299	-	4,299

Total intangible assets		$28,269	$(1,664)	$26,605	$13,974	$(1,198)	$12,776

Amortization expense related to the purchased intangible assets was $466 and $160 for the three months ended March 31, 2014 and 2013, respectively.

5.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The following table sets forth the changes in the Company's goodwill during the years ended December 31, 2013 and 2012 resulting from the above-described acquisitions by the Company of its operating subsidiaries.

	Tropical	RM Engineering	ADEX	TNS	AW Solutions	Total
Balance December 31, 2011	$174,746	$169,240	$-	$-	$-	$343,986

Acquisitions	-	-	10,474,212	4,002,654	-	14,476,866
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	-	14,820,852

Acquisitions	-	-	-	-	2,249,477	2,249,477

Disposals	-	-	-	-	-	-
Balance December 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	2,249,477	$17,070,329

The following table summarizes the Company’s intangible assets as of December 31, 2013 and 2012:

	December 31, 2013				December 31, 2012
	Estimated	Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$9,094,299	(1,022,273)	$8,072,026	$5,709,049	$(208,623)	$5,500,426
Non-compete agreements	2-3 yrs	570,638	(175,517)	395,121	199,638	(18,991)	180,647
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208
Trade names	Indefinite	4,298,562	-	4,298,562	3,414,562	-	3,414,562

Total intangible assets		$13,973,707	$(1,197,790)	$12,775,917	$9,333,457	$(227,614)	$9,105,843

The Company uses the straight-line method to determine the amortization expense for its definite lived intangible assets, which approximates amortization that would have been recognized if determined by an accelerated method. Amortization expense related to the purchased intangible assets was $965,926 and $235,091 for the years ended December 31, 2013 and 2012, respectively.

On November 21, 2013 the Company disposed of it subsidiary ERFS which carried goodwill of $4,863,149 and intangible assets consisting of net customer relationships of $1,786,692 and tradenames of $361,000.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2014	$1,098,574
2015	1,079,128
2016	945,319
2017	909,250
2018	909,250
Thereafter	3,525,626
Total	$8,467,147